OPERATIONAL CONTEXT - Capitalization of Eletrobras (Details) R$ / shares in Units, R$ in Thousands	1 Months Ended		5 Months Ended	12 Months Ended
	Jul. 31, 2022 BRL (R$) shares	Jun. 30, 2022 BRL (R$) R$ / shares shares	May 31, 2022	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021	Jun. 30, 2022 $ / shares
Ifrs Subsidiary, Sale of Stocks [Line Items]
Capital increase				R$ 30,756,468
Percentage Of Total Shares Initially Offered, Issued As An Over-Allotment Option	15.00%
Proceeds From Issuing Shares Gross		R$ 30,756,468		30,756,468
Subscription of shares				30,648,282
Expenses with shares issued				(108,185)
Impact on share capital				R$ 30,648,282
Percentage of common stock shareholding in entity			100.00%
Federal Government
Ifrs Subsidiary, Sale of Stocks [Line Items]
Percentage of common stock shareholding in entity				42.67%	72.33%
Final primary distribution
Ifrs Subsidiary, Sale of Stocks [Line Items]
Number of shares issued | shares	732,296,868
Primary offering
Ifrs Subsidiary, Sale of Stocks [Line Items]
Number of shares issued | shares				627,675,340
Subscription of shares		R$ 26,362,364
Overallotment option
Ifrs Subsidiary, Sale of Stocks [Line Items]
Number of shares issued | shares	104,621,528
Subscription of shares	R$ 4,394,104
Secondary offering to BNDESPAR
Ifrs Subsidiary, Sale of Stocks [Line Items]
Number of shares issued | shares	69,801,516	69,801,516
Subscription of shares		R$ 2,931,664
ADR
Ifrs Subsidiary, Sale of Stocks [Line Items]
Subscription price per share, in the offering | (per share)		R$ 42.00				$ 8.63